Taxes (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current	$ 7,221	¥ 50,007	¥ (15,989)
Deferred	136,302	943,920	1,685,750
Benefit of income taxes	$ 143,523	¥ 993,927	¥ 1,669,761